Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (517)	€ (618)	€ (565)
Net finance income (expense) from financial assets held for trading	31	127	32
Interest and other expense due to banks and other financial institutions	(102)	(122)	(120)
Interests on lease liabilities	(347)	(378)
Interest from banks	10	21	18
Interest and other income on financial receivables and securities held for non-operating purposes	12	8	8
Finance income (expense) related to net borrowings	(913)	(962)	(627)
Exchange differences	(460)	250	341
Income (expense) from derivative financial instruments	351	(14)	(307)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	97	112	132
Capitalized finance expense	73	93	52
Finance expense due to the passage of time (accretion discount)	(190)	(255)	(249)
Other finance (expense)	(3)	(103)	(313)
Other finance income (cost)	(23)	(153)	(378)
Finance income (expense)	€ (1,045)	€ (879)	€ (971)